9. Stockholders Deficit - Common Stock Issuance (Details) (Q2) (USD $)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Quantity	3,367,000
Valuation	$ 493,150	$ 31,250
Range of Value per Share